Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

15. Accumulated Other Comprehensive Income (Loss)

AOCI is included on our balance sheets within the Common shareholders' equity sections. The following table provides the components that constitute the balance sheet amounts in AOCI at December 31, 2011 and 2010:

DPL	Successor	Predecessor
$ in millions	2011	2010

Financial instruments, net of tax	$-	$0.6
Cash flow hedges, net of tax	(0.5)	19.6
Pension and postretirement benefits, net of tax	0.1	(39.1)
Total	$(0.4)	$(18.9)